Concentrations of Credit Risk - Concentrations of Credit (Detail) (USD $)	Dec. 31, 2013
Lessors of Nonresidential Buildings [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	$ 9,292,017
Tier I Capital, Percentage	29.30%
Lessors of Residential Buildings and Dwellings [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	10,799,764
Tier I Capital, Percentage	34.10%
General Government Support [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	$ 8,020,558
Tier I Capital, Percentage	25.30%